UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21984

Central Park Group Multi-Event Fund
(Exact name of registrant as specified in charter)

12 East 49th Street
New York, NY 10017
(Address of principal executive office) (Zip code)

Citi Fund Services
3435 Stelzer Road
Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 317-9200

Date of fiscal year end: October 31, 2010

Date of reporting period: January 31, 2010

Item 1. Schedule of Investments.

CENTRAL PARK GROUP MULTI-EVENT FUND
Schedule of Portfolio Investments
January 31, 2010 (Unaudited)

Shares	Type	Fair Value ($)	% of Net Assets
	INVESTMENTS IN SECURITIES (94.08%)
	COMMON STOCKS (36.54%)
	Agricultural Operations
19,836	The Mosaic Co. (a)	$1,061,424	1.72%
	Chemicals
19,811	FMC Corp. (a)	1,009,172
34,655	Methanex Corp	774,794
		1,783,966	2.89%
	Construction
98,995	Standard Pacific Corp. (a)(b)	359,352
24,703	Weyerhaeuser Co. (a)	985,650
		1,345,002	2.18%
	Financial Services
69,318	Bank of America Corp. (a)	1,052,247
79,158	BPW Acquisition Corp. (b)	817,702
29,707	CIT Group, Inc. (a)(b)	945,277
9,360	First Southern Bancorp, Inc. (b)	197,496
39,552	Wells Fargo & Co. (a)	1,124,464
		4,137,186	6.70%
	Health Care
14,852	Alcon, Inc. (a)	2,312,605
9,870	Laboratory Corp. of America Holdings (a)(b)	701,757
		3,014,362	4.88%
	Hotels & Motels
19,839	Las Vegas Sands Corp. (b)	307,505	0.50%
	Metals & Mining
19,836	The Timken Co. (a)	444,525	0.72%
	Oil & Gas
64,352	Cobalt International Energy, Inc. (a)(b)	784,451
19,838	National-Oilwell Varco, Inc. (a)	811,374
19,839	Petroleo Brasileiro S.A – ADR (a)	804,868
49,446	The Williams Cos., Inc. (a)	1,030,455
69,321	Weatherford International Ltd. (a)(b)	1,086,953
49,528	XTO Energy, Inc. (a)	2,207,463
		6,725,564	10.88%
	Packaging & Containers
197,992	Smurfit-Stone Container Corp. (b)	41,578	0.07%
	Pharmaceutical
59,406	Nabi Biopharmaceuticals (a)(b)	288,713	0.47%
	Protection
19,839	Brink’s Home Security Holdings, Inc. (a)(b)	813,399	1.32%
	Technology
178,165	3Com Corp. (a)(b)	1,327,329
24,710	SBA Communications Corp. Class A (a)(b)	817,654
49,479	Take-Two Interactive Software, Inc. (a)(b)	459,165
		2,604,148	4.21%
	TOTAL COMMON STOCKS (Cost $23,699,629)	22,567,372	36.54%

The Schedule of Portfolio Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report or semi-annual report.

CENTRAL PARK GROUP MULTI-EVENT FUND
Schedule of Portfolio Investments
January 31, 2010 (Unaudited)

Shares	Type	Fair Value ($)	% of Net Assets
	PREFERRED STOCKS (2.72%)
	Auto Manufacturers
39,579	Ford Capital Trust II (a)	$1,667,265	2.70%
	Financial Services
16	First Southern Bancorp	16,000	0.02%
	TOTAL PREFERRED STOCKS (Cost $1,567,243)	1,683,265	2.72%
	PRIVATE PLACEMENTS (2.03%)
110	JAM Recovery Fund, L.P. (c)(d)(e)	110,000
26,175	NBH Holdings Corp., Class A (a)(c)(d)(e)	523,500
1,100,000	SMC Credit Opportunity Fund, Ltd. (c)(d)(e)	619,943
	TOTAL PRIVATE PLACEMENTS (Cost $1,734,718)	1,253,443	2.03%
Principal ($)	BANK LOANS (14.12%)
2,040,000	Capmark Secured Term Loan Bank Debt, 0.00%, 3/23/11 (c)(g)	1,672,800
843,264	Chrysler Financial Services Americas LLC, 0.00%, 8/3/12 (c)(g)	2,333,140
2,424,000	Chrysler Financial Services Americas LLC, 0.00%, 2/13/14 (c)(g)	827,453
2,004,667	Ford Motor Co., 0.00%, 12/16/13 (c)(g)	1,879,375
2,808,542	LyondellBasell Chemical Co., 0.00%, 6/03/10 (c)(g)	2,011,618
	TOTAL BANK LOANS (Cost $7,756,376)	8,724,386	14.12%
	CORPORATE BONDS (13.80%)
495,000	CIT Group, Inc., 7.00%, 5/1/13	455,276
177,998	CIT Group, Inc., 7.00%, 5/1/14	159,130
177,998	CIT Group, Inc., 7.00%, 5/1/15	154,814
400,000	CIT Group, Inc., 7.00%, 5/1/16	344,100
666,000	CIT Group, Inc., 7.00%, 5/1/17	567,765
782,000	Ford Motor Co., 7.45%, 7/16/31 (a)	695,003
100,000	Ford Motor Co., 6.50%, 8/1/18	89,125
972,000	GMAC, Inc., 7.25%, 3/2/11 (a)	977,789
1,149,000	GMAC, Inc., 6.88%, 9/15/11 (a)	1,145,719
2,970,000	Lehman Brothers Holdings, 5.63%, 1/24/13 (c)(f)	645,975
710,000	Massey Energy Co., 6.88%, 12/15/13 (a)	705,385
532,000	SLM Corp., 5.40%, 10/25/11 (a)	523,508
2,475,000	Smurfit-Stone Container Corp., 8.00%, 3/15/17 (a)(c)(f)	2,060,437
	TOTAL CORPORATE BONDS (Cost $8,273,513)	8,524,026	13.80%
Shares	EXCHANGE TRADED FUND (0.92%)
14,854	iShares FTSE/Xinhua China 25 Index Fund (a)	569,799
	TOTAL EXCHANGE TRADED FUND (Cost $565,699)	569,799	0.92%
Contracts (h)	PURCHASED OPTIONS (1.15%)
	Security, Expiration Date, Exercise Price
	Put Options
990	Bank of America Corp., 2/20/10, 14.00	16,830
990	SPDR S&P 500 Trust Series 1 ETF, 2/20/10, 110.00	376,200
989	SPDR S&P 500 Trust Series 1 ETF, 2/20/10, 109.00	301,645
594	Wells Fargo & Co., 2/20/10, 26.00	16,632
	TOTAL PURCHASED OPTIONS (Cost $557,635)	711,307	1.15%

The Schedule of Portfolio Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report or semi-annual report.

CENTRAL PARK GROUP MULTI-EVENT FUND
Schedule of Portfolio Investments
January 31, 2010 (Unaudited)

Shares	Type	Fair Value ($)	% of Net Assets
	WARRANT (1.45%)
69,312	JPMorgan Chase & Co. (a)	$901,056
	TOTAL WARRANT (Cost $862,479)	901,056	1.45%
	MUTUAL FUND (4.24%)
24,723	SPDR Gold Trust (a)	2,619,649
	TOTAL MUTUAL FUND (Cost $2,644,437)	2,619,649	4.24%
	SHORT-TERM INVESTMENT (17.11%)
10,570,656	Union Bank of California Money Market Sweep	10,570,656
	TOTAL SHORT-TERM INVESTMENT (Cost $10,570,656)	10,570,656	17.11%
	TOTAL INVESTMENT IN SECURITIES (Cost $58,232,385)	58,124,959	94.08%
	INVESTMENTS IN SECURITIES SOLD, NOT YET PURCHASED (-5.94%)
	COMMON STOCKS SOLD, NOT YET PURCHASED (-2.54%)
	Auto Manufacturer
104,334	Ford Motor Co. (b)	(1,130,980)	(1.83)%
	Protection
9,869	Tyco International, Ltd.	(349,659)	(0.57)%
	Retail-Apparel
7,915	The Talbots, Inc. (b)	(89,123)	(0.14)%
	TOTAL COMMON STOCKS SOLD, NOT YET PURCHASED
	(Proceeds $1,490,999)	(1,569,762)	(2.54)%
	EXCHANGE TRADED FUND SOLD, NOT YET PURCHASED (-2.97%)
19,838	iShares Barclays 20+ Year Treasury Bond Fund	(1,831,246)
	TOTAL EXCHANGE TRADED FUND SOLD, NOT YET
	PURCHASED (Proceeds $1,817,922)	(1,831,246)	(2.97)%
Contracts (h)	WRITTEN OPTIONS (-0.43%)
	Security, Expiration Date, Exercise Price
	Put Options
989	SPDR S&P 500 Trust Series 1 ETF, 2/20/10, 104.00	(122,636)
990	SPDR S&P 500 Trust Series 1 ETF, 2/20/10, 105.00	(145,530)
	TOTAL WRITTEN OPTIONS (Premiums received $191,865)	(268,166)	(0.43)%
	TOTAL INVESTMENTS IN SECURITIES SOLD, NOT YET
	PURCHASED (Proceeds $3,500,786)	(3,669,174)	(5.94)%
	TOTAL INVESTMENTS IN SECURITIES AND INVESTMENTS
	IN SECURITIES SOLD, NOT YET PURCHASED (88.14%)
	(Cost $54,731,599) (i)(j)	54,455,785	88.14%
	OTHER ASSETS IN EXCESS OF LIABILITIES - (11.86%)	7,327,952	11.86%
	TOTAL NET ASSETS - (100%)	$61,783,737	100.00%

The Schedule of Portfolio Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report or semi-annual report.

CENTRAL PARK GROUP MULTI-EVENT FUND
Schedule of Portfolio Investments
January 31, 2010 (Unaudited)

The Fund has entered into the following equity contract for difference swaps with Goldman Sachs International as of January 31, 2010:

Net Unrealized
	Equity Security	Interest Rate/		Appreciation/
Notional Amount	Received	Equity Security Paid	Termination Date	(Depreciation)
One week LIBOR
plus 30 bps plus
	Market Value	Market Value
	Appreciation on:	Depreciation on:
GBP 535,044 (395,984 shares)	Vodafone Group PLC	Vodafone Group PLC	1/28/2020	$(3,719)

One week LIBOR
plus 30 bps plus
	Market Value	Market Value
	Appreciation on:	Depreciation on:
GBP 832,869 (107,467 shares)	Cadbury PLC	Cadbury PLC	10/28/2019	103,120

% OF TOTAL INVESTMENTS IN SECURITIES AND EXCHANGE	Long	Short
TRADED FUNDS BY COUNTRY
United States of America	$57,350,166	$(3,669,174)	98.58%
Canada	774,794	-	1.42%
TOTAL % OF INVESTMENTS IN SECURITIES AND EXCHANGE
TRADED FUNDS BY COUNTRY	$58,124,960	$(3,669,174)	100.00%

(a)	Security positions are either entirely or partially held in a segregated account as collateral for securities sold, not yet purchased, aggregating a total market value of $27,595,339.
(b)	Non income producing.
(c)	Fair Value Security. These securities represent 20.53% of the net assets as of January 31, 2010.
(d)	Security restricted as to resale or transfer.
(e)	Illiquid security.
(f)	Security in default.
(g)	Distressed security. The Fund does not anticipate receiving interest income as of January 31, 2010. Accordingly, no interest rate has been expressed.
(h)	Each contract is equivalent to 100 shares.
(i)	The Fund has categorized its investments in accordance with the “Fair Value Measurements and Disclosures” Topic 820 of the Accounting Standards Codification (“ASC 820”). See table below.
(j)	Represents cost for financial reporting purposes. Cost of investments for federal income tax purposes, including proceeds from securities sold, not yet purchased and written options, differs from value by net unrealized appreciation of securities as follows:

	Gross unrealized appreciation	$1,618,390
	Gross unrealized depreciation	(2,222,425)
	Net unrealized appreciation	$(604,035)

ADR	American Depository Receipt
LLC	Limited Liability Company
PLC	Public Liability Co.
SPDR	Standard & Poor’s Depositary Receipt

The Schedule of Portfolio Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report or semi-annual report.

CENTRAL PARK GROUP MULTI-EVENT FUND
January 31, 2010 (Unaudited)

Fair Value Measurements

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows. The Fund has categorized its investments according to a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 —	quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 —	other significant observable inputs for the asset or liability (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs for the asset or liability (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the valuations is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary categorization, as of January 31, 2010, of the Fund’s investments based on the level of inputs utilized in determining the value of such investments:

				Level 3 -
		Level 2 -		Significant
	Level 1 -	Other Significant		Unobservable
	Quoted Prices	Observable Inputs		Inputs	Total
	Investment	Investment	Other Financial	Investment	Investment	Other Financial
	Securities	Securities	Instruments*	Securities	Securities	Instruments*
Security Type
Assets
Common Stocks (1)	$22,567,372	$-	$-	$-	$22,567,372	$-
Preferred Stocks (1)	1,683,265	-	-	-	1,683,265	-
Private Placements	-	-	-	1,253,443	1,253,443	-
Bank Loans	-	-	-	8,724,386	8,724,386	-
Corporate Bonds	-	5,817,614	-	2,706,412	8,524,026	-
Exchange Traded Funds	569,799	-	-	-	569,799	-
Purchased Options	-	711,307	-	-	711,307	-
Warrants	901,056	-	-	-	901,056	-
Mutual Funds	2,619,649	-	-	-	2,619,649
Short Term Investments	10,570,656	-	-	-	10,570,656	-
Liabilities
Common Stocks Sold, Not Yet Purchased (1)	(1,569,762)	-	-	-	(1,569,762)	-
Exchange Traded Funds Sold, Not Yet Purchased	(1,831,246)	-	-	-	(1,831,246)	-
Written Options	-	(268,166)	-	-	(268,166)	-
Swaps	-	-	99,401	-	-	99,401
Total	$35,510,789	$6,260,755	$99,401	$12,684,241	$54,455,785	$99,401

*	Other financial instruments would include any derivative instruments not reflected in the Schedule of Portfolio Investments. These instruments are valued at the unrealized appreciation/depreciation on the instrument.

(1)	Since all securities are Level 1 for these security types, a breakdown by industry is not shown above. Please refer to the Schedule of Portfolio Investments for such a breakdown.

For each Level 3 investment, some or all of the following may have been used to determine fair value: market conditions, credit quality and spreads, liquidity, expected maturity or call date, and security type.

For the current period there have been no transfers out of Level 3. The Fund assumes any transfers between levels occur at the beginning of the year. The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

		Change in
	Balance as of	Unrealized	Net	Balance as of
	October 31,	Appreciation/	Purchases	January 31,
Investments	2009	Depreciation*	(Sales)	2010
Private Placement	$1,124,622	$18,821	$110,000	$1,253,443
Bank Loans	6,546,096	419,221	1,759,069	8,724,386
Corporate Bonds (Defaulted)	1,623,622	(6,156)	1,088,946	2,706,412
Total	$9,294,340	$431,886	$2,958,015	$12,684,241

* Relates only to investments still held as of January 31, 2010.

Item 2. Controls and Procedures.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of Registrant’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) (“Disclosure Controls”), as of the date within 90 days prior to the filing date of this Form N-Q (“Report”), Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by Registrant in the Report is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission, including ensuring that information required to be disclosed in the Report is accumulated and communicated to management of Registrant, including Registrant’s Principal Executive Officer and Principal Financial Officer, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Central Park Group Multi-Event Fund

By (Signature and Title)	/s/ Mitchell A. Tanzman
Mitchell A. Tanzman, Principal Executive Officer

Date: March 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Mitchell A. Tanzman
Mitchell A. Tanzman, Principal Executive Officer

Date: March 30, 2010

By (Signature and Title)	/s/ Michael Mascis
Michael Mascis, Principal Financial Officer

Date: March 30, 2010